Statement of Additional Information Supplement

October 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated October 1, 2012 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2012

The information in the table under the section of the Fund's Statement of Additional Information ("SAI") entitled "Investment Policies and Strategies" which summarizes permissible strategies and investments is hereby deleted and replaced with the following:

U.S. FIXED INCOME PORTFOLIOS:

Core Plus Fixed Income
Equity Securities:

Common Stocks

Convertible Securities	✓

Depositary Receipts

Investment Company Securities	✓

IPOs

Limited Partnerships

Preferred Stocks	✓

Private Investments in Public Equity

Real Estate Investing

—REITs

—Specialized Ownership Vehicles

Rights	✓

Warrants

Fixed Income Securities:

Agencies	✓

Asset-Backed Securities	✓

Cash Equivalents	✓

Commercial Paper	✓

Corporates	✓

U.S. FIXED INCOME PORTFOLIOS:

Core Plus Fixed Income
Floaters	✓

High Yield Securities	✓

Inverse Floaters	✓

Investment Grade Securities	✓

Lease Obligations

Loan Participations and Assignments	✓

Money Market Instruments	✓

Mortgage Related Securities	✓

MBS	✓

CMOs	✓

SMBS	✓

CMBS	✓

Municipals	✓

Repurchase Agreements	✓

Temporary Investments	✓

U.S. Treasury Securities	✓

Yankee Dollar Obligations	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓

Foreign Investment:

Brady Bonds	✓

Emerging Market Securities	✓

Eurodollar Obligations	✓

Foreign Fixed Income Securities	✓

U.S. FIXED INCOME PORTFOLIOS:

Core Plus Fixed Income
Foreign Currency Transactions	✓

Foreign Equity Securities

Investment Funds

Other Securities and Investment Techniques:

Borrowing for Investment Purposes

Loans of Portfolio Securities	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓

Public Bank Loans	✓

Reverse Repurchase Agreements	✓

Short Sales	✓

Temporary Borrowing	✓

When-Issued and Delayed Delivery Securities	✓

Derivatives:

Contracts for Difference ("CFDs")

Options	✓

Futures Contracts	✓

Swaps	✓

Structured Investments	✓

U.S. EQUITY PORTFOLIOS:

	Growth	Mid Cap Growth	Small Company Growth	U.S. Real Estate
Equity Securities:

Common Stocks	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓

IPOs	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓

Private Investments in Public Equity	✓	✓	✓	✓

Real Estate Investing

—REITs	✓	✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓

—Specialized Ownership Vehicles	✓			✓

Rights	✓	✓	✓	✓

Warrants	✓	✓	✓	✓

Fixed Income Securities:

Agencies	✓	✓	✓	✓

Asset-Backed Securities

Cash Equivalents	✓	✓	✓	✓

Commercial Paper	✓	✓	✓	✓

Corporates	✓	✓	✓	✓

Floaters

U.S. EQUITY PORTFOLIOS:

Growth	Mid Cap Growth	Small Company Growth	U.S. Real Estate
High Yield Securities

Inverse Floaters

Investment Grade Securities ✓	✓	✓	✓

Lease Obligations

Loan Participations and Assignments

Money Market Instruments ✓	✓	✓	✓

Mortgage Related Securities

MBS

CMOs

SMBS

CMBS

Municipals

Repurchase Agreements ✓	✓	✓	✓

Temporary Investments ✓	✓	✓	✓

U.S. Treasury Securities ✓	✓	✓	✓

Yankee Dollar Obligations ✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities ✓	✓	✓	✓

Foreign Investment:

Brady Bonds

Emerging Market Securities ✓	✓	✓	✓

Eurodollar Obligations

Foreign Fixed Income Securities			✓

Foreign Currency Transactions ✓	✓	✓	✓

U.S. EQUITY PORTFOLIOS:

	Growth	Mid Cap Growth	Small Company Growth	U.S. Real Estate
Foreign Equity Securities	✓	✓	✓	✓

Investment Funds	✓			✓

Other Securities and Investment Techniques:

Borrowing for Investment Purposes

Loans of Portfolio Securities	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓

Public Bank Loans

Reverse Repurchase Agreements		✓	✓

Short Sales		✓	✓

Temporary Borrowing	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓

Derivatives:

Contracts for Difference ("CFDs")	✓	✓	✓

Options	✓	✓	✓	✓

Futures Contracts	✓	✓	✓	✓

Swaps	✓	✓	✓	✓

Structured Investments	✓	✓	✓	✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Tactical Asset Allocation
Equity Securities:

Common Stocks		✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓

IPOs		✓	✓	✓	✓

Limited Partnerships		✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓

Private Investments in Public Equity		✓	✓	✓	✓

Real Estate Investing

—REITs			✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓	✓

—Specialized Ownership Vehicles		✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓

Fixed Income Securities:

Agencies	✓	✓	*	✓	✓

Asset-Backed Securities	✓				✓

Cash Equivalents	✓	✓	✓	✓	✓

Commercial Paper	✓	✓	✓	✓	✓

Corporates	✓	✓	*	✓	✓

Floaters	✓			✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Tactical Asset Allocation
High Yield Securities	✓	✓

Inverse Floaters	✓			✓

Investment Grade Securities	✓	✓	✓	✓	✓

Lease Obligations

Loan Participations and Assignments	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓

Mortgage Related Securities	✓			✓

MBS	✓			✓

CMOs	✓			✓

SMBS	✓			✓

CMBS

Municipals	✓

Repurchase Agreements	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓

U.S. Treasury Securities	✓	✓	*	✓	✓

Yankee Dollar Obligations	✓			✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓		✓	✓

Foreign Investment:

Brady Fixed Income Securities	✓	✓		✓	✓

Emerging Market Securities	✓	✓	✓	✓	✓

Eurodollar Obligations	✓	✓	✓	✓	✓

Foreign Bonds	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓

Foreign Equity Securities	✓	✓	✓	✓	✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Tactical Asset Allocation
Foreign Real Estate Companies		✓		✓

Investment Funds	✓	✓	✓	✓	✓

Other Securities and Investment Techniques:

Borrowing for Investment Purposes	✓			✓

Loans of Portfolio Securities	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓

Public Bank Loans	✓

Reverse Repurchase Agreements	✓		✓

Short Sales	✓		✓	✓

Temporary Borrowing	✓	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓

Derivatives:

Contracts for Difference ("CFDs")		✓			✓

Options	✓			✓	✓

Futures Contracts	✓	✓		✓	✓

Swaps	✓	✓		✓	✓

Structured Investments	✓			✓	✓

The first paragraph under the section of the Fund's SAI entitled "Net Asset Value" is hereby deleted and replaced with the following:

The NAV per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less the total market value of all liabilities attributable to such class, by the total number of outstanding shares of the Portfolio. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, and the 12b-1 fee charged to Class II shares. The NAV per share of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; and (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser or Sub-Advisers that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

***

The last two sentences of the second paragraph under the section of the Fund's SAI entitled "Net Asset Value" are hereby deleted and replaced with the following:

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

***

The third paragraph under the section of the Fund's SAI entitled "Net Asset Value" is hereby deleted and replaced with the following:

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

***

The following is hereby added as the fourth paragraph under the section of the Fund's SAI entitled "Net Asset Value:"

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

The following is hereby added as the fifth paragraph under the section of the Fund's SAI entitled "Net Asset Value:"

If the Adviser or Sub-Advisers determine that the valuation received from the outside pricing service or broker or dealer is not reflective of the security's market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

***

The last two sentences of the last paragraph under the section of the Fund's SAI entitled "Net Asset Value" are hereby deleted and replaced with the following:

Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

Please retain this supplement for future reference.